UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pershing Square Capital Management, L.P.
Address: 888 Seventh Avenue
         42nd Floor
         New York, New York  10019

13F File Number:  028-11694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William A Ackman
Title: Managing Member of PS Management GP, LLC,the General Partner of the Institutional Investment Manager filing this report
Phone:     212-813-3700

Signature, Place, and Date of Signing:

      William A Ackman     New York, NY/USA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $7,778,317 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-11695                     Pershing Square GP, LLC

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDER & BALDWIN INC        COM              014482103    83401  2043131 SH       SOLE                  2043131        0        0
ALEXANDER & BALDWIN INC        COM              014482103    61998  1518812 SH       SHARED  1                   0  1518812        0
BEAM INC                       COM              073730103   483234  9432640 SH       SHARED  1                   0  9432640        0
BEAM INC                       COM              073730103   583300 11385905 SH       SOLE                 11385905        0        0
CANADIAN PAC RY LTD            COM              13645T100   684842 10120319 SH       SHARED  1                   0 10120319        0
CANADIAN PAC RY LTD            COM              13645T100   949687 14034089 SH       SOLE                 14034089        0        0
CITIGROUP INC                  COM NEW          172967424   287366 10922308 SH       SHARED  1                   0 10922308        0
CITIGROUP INC                  COM NEW          172967424   399847 15197537 SH       SOLE                 15197537        0        0
FAMILY DLR STORES INC          COM              307000109   280900  4871664 SH       SOLE                  4871664        0        0
FAMILY DLR STORES INC          COM              307000109   202571  3513199 SH       SHARED  1                   0  3513199        0
FORTUNE BRANDS HOME & SEC IN   COM              34964C106   191229 11228940 SH       SOLE                 11228940        0        0
FORTUNE BRANDS HOME & SEC IN   COM              34964C106   163311  9589605 SH       SHARED  1                   0  9589605        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103   505860 33679074 SH       SHARED  1                   0 33679074        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103   579091 38554638 SH       SOLE                 38554638        0        0
HOWARD HUGHES CORP             COM              44267d107    84888  1921843 SH       SHARED  1                   0  1921843        0
HOWARD HUGHES CORP             COM              44267d107    72712  1646174 SH       SOLE                  1646174        0        0
KRAFT FOODS INC                CL A             50075N104   333942  8938498 SH       SHARED  1                   0  8938498        0
KRAFT FOODS INC                CL A             50075N104   456624 12222261 SH       SOLE                 12222261        0        0
PENNEY J C INC                 COM              708160106    12661   360200 SH  CALL SOLE                   360200        0        0
PENNEY J C INC                 COM              708160106   597025 16985050 SH       SHARED  1                   0 16985050        0
PENNEY J C INC                 COM              708160106   763828 21730521 SH       SOLE                 21730521        0        0